Document and Entity Information	Nov. 20, 2024
Document And Entity Information [Line Items]
Document Type	8-K12B
Document Period End Date	Nov. 20, 2024
Entity Registrant Name	PERIMETER SOLUTIONS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41027
Entity Tax Identification Number	98-1632942
Entity Address Address Line 1	8000 Maryland Ave.
Entity Address Address Line 2	Suite 350
Entity Address City Or Town	Clayton
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63105
City Area Code	314
Local Phone Number	396-7343
Entity Information Former Legal Or Registered Name	Perimeter Solutions, SA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	PRM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001880319
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	28, Boulevard F.W. Raiffeisen
Entity Address City Or Town	Grand Duchy of Luxembourg
Entity Address Country	LU
Entity Address Postal Zip Code	L-2411